Series A-1 and Series B Tranche Rights - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 01, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from issuance of Series B preferred stock and tranche liability					$ 35,826	$ 47,303	$ 53,328
Fair value adjustments of rights liability			$ 10,631		11,256			$ (363)
Series B Tranche Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from issuance of Series B preferred stock and tranche liability					13,132
Settlement of Series B tranche rights liability					$ 13,100
Warrant liability fair value per share		$ 1.18	$ 1.18		$ 1.18
Fair value adjustments of rights liability			$ 10,600
Series B Tranche Rights [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding measurement		0.20%	0.20%		0.20%		1.60%
Series B Tranche Rights [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding measurement		1.90%	1.90%		1.90%		1.90%
Series B Tranche Rights [Member] | Measurement Input Probability Of Achievement [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding measurement		85.00%	85.00%		85.00%		85.00%
Series B Tranche Rights [Member] | Measurement Input Probability Of Achievement [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding measurement		90.00%	90.00%		90.00%
Series B [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of Series B preferred stock (Shares)			41,690,117	55,486,215			62,535,183
Share price		$ 0.8597	$ 0.8597		$ 0.8597		$ 0.8597		$ 0.8597
Settlement of Series B tranche rights liability			$ 13,132
Series B [Member] | Tranche Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of Series B preferred stock (Shares)		41,690,117	41,690,177		41,690,117		41,690,117
Share price	$ 0.8597	$ 0.8597	$ 0.8597		$ 0.8597		$ 0.8597
Proceeds from issuance of Series B preferred stock and tranche liability	$ 35,800				$ 35,800		$ 35,800